Unconsolidated Structured Entity	12 Months Ended
Dec. 31, 2019
Disclosure Of Unconsolidated Structured Entities Abstract [Abstract]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory

41. Unconsolidated Structured Entity

The nature, purpose and activities of the unconsolidated structured entities and how the structured entities are financed, are as follows:

Nature	Purpose	Activity	Method of Financing
Structured financing	Granting PF loans and stocks to SOC and real estate Granting loans and stocks to ships/aircrafts SPC Project financing, such as mergers and acquisitions	Construction of SOC and real estate Building ships/ construction and purchase of aircrafts Mergers and acquisitions	Loan commitments through Credit Line, providing lines of credit and investment agreements

Investment funds	Investment in beneficiary certificates Investment in PEF and partnerships	Management of fund assets Payment of fund fees and allocation of fund profits	Sales of beneficiary certificate instruments Investment of managing partners and limited partners

Trusts	Management of financial trusts; —Development trust —Mortgage trust —Management trust —Disposal trust —Distribution and management trust —Other trusts	Development, management, and disposal of trusted real estate assets Payment of trust fees and allocation of trust profits.	Distribution of trusted real estate assets and financing of trust company Public auction of trusted real estate assets and financing of trust company

Asset-backed securitization	Early cash generation through transfer of securitization assets Fees earned as services to SPC, such as providing lines of credit and ABCP purchase commitments	Fulfillment of Asset-backed securitization plan Purchase and transfer of securitization assets Issuance and repayment of ABS and ABCP	Issuance of ABS and ABCP based on securitization assets

Details of scale of unconsolidated structured entities and nature of the risks associated with the Group’s interests in unconsolidated structured entities as of December 31, 2018 and 2019, are as follows:

	2018
	Structured financing		Investment funds		Trusts		Asset-backed securitization and others		Total
	(In millions of Korean won)
Total assets of unconsolidated structured entity	￦	43,775,805	￦	121,481,888	￦	519,609	￦	125,240,129	￦	291,017,431
Carrying amount on financial statements
Assets
Financial assets at fair value through profit or loss		129,367		7,934,662		—		3,846,725		11,910,754
Derivative financial assets		—		23,794		—		4,089		27,883
Loans at amortized cost		3,987,339		391,665		34,000		635,840		5,048,844
Financial investments		—		8,636		—		6,040,008		6,048,644
Investment in associates		—		258,594		—		—		258,594
Other assets		1,719		48,872		109,357		17,046		176,994

		4,118,425		8,666,223		143,357		10,543,708		23,471,713

Liabilities
Deposits		970,890		81,502		—		291,465		1,343,857
Derivative financial liabilities		—		6,232		—		1,285		7,517
Other liabilities		1,334		59		—		28,373		29,766

		972,224		87,793		—		321,123		1,381,140

Maximum exposure to loss[1]
Holding assets		4,118,425		8,666,223		143,357		10,543,708		23,471,713
Purchase and investment commitments		—		3,345,947		—		1,094,489		4,440,436
Unused credit		6,789		1,450		—		2,211,226		2,219,465
Payment guarantee and loan commitments		1,582,943		—		—		519,633		2,102,576

	￦	5,708,157	￦	12,013,620	￦	143,357	￦	14,369,056	￦	32,234,190

Methods of determining the maximum exposure to loss		Loan commitments / investment agreements / purchase commitments and acceptances and guarantees		Investments / loans and capital commitments		Dividends by results trust: Total amount of trust exposure		Providing lines of credit/ purchase commitments/ loan commitments and acceptances and guarantees

[1]	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.

	2019
	Structured financing		Investment funds		Trusts		Asset-backed securitization and others		Total
	(In millions of Korean won)
Total assets of unconsolidated structured entity	￦	54,206,404	￦	180,236,568	￦	2,287,172	￦	99,012,931	￦	335,743,075
Carrying amount on financial statements
Assets
Financial assets at fair value through profit or loss		132,685		9,846,278		—		2,405,228		12,384,191
Derivative financial assets		—		—		—		2,959		2,959
Loans at amortized cost		4,775,723		293,221		266,974		920,863		6,256,781
Financial investments		—		—		—		5,166,578		5,166,578
Investment in associates		—		352,488		—		—		352,488
Other assets		1,876		69,353		93,613		9,181		174,023

		4,910,284		10,561,340		360,587		8,504,809		24,337,020

Liabilities
Deposits		523,086		90,131		—		409,246		1,022,463
Derivative financial liabilities		—		—		—		228		228
Other liabilities		1,362		78		—		16,169		17,609

		524,448		90,209		—		425,643		1,040,300

Maximum exposure to loss[1]
Holding assets		4,910,284		10,561,340		360,587		8,504,809		24,337,020
Purchase and investment commitments		38,650		3,980,356		—		945,598		4,964,604
Unused credit		654,203		2,900		28,427		1,927,902		2,613,432
Payment guarantee and loan commitments		1,816,411		7,188		—		600,664		2,424,263

	￦	7,419,548	￦	14,551,784	￦	389,014	￦	11,978,973	￦	34,339,319

Methods of determining the maximum exposure to loss		Loan commitments / investment agreements / purchase commitments and acceptances and guarantees		Investments / loans and capital commitments		Dividends by results trust: Total amount of trust exposure		Providing lines of credit/ purchase commitments/ loan commitments and acceptances and guarantees

[1]	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.